Accounts Payable and Accrued Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Other Liabilities

Accounts payable and accrued other liabilities consisted of the following:

	March 31, 2021	December 31, 2020
Accounts payable	$927,309	$747,476
Rental deposits	10,854	10,761
Customer deposits payable	52,298	53,570
Accrued wages & payroll liabilities	6,850	1,913
VAT liability & sales tax payable	(31,290)	50,453
Pre-merger accrued other liabilities	65,948	65,948
Accrued interest	112,396	99,982
Accrued other liabilities	22,500	22,500
Total	$1,166,865	$1,052,603

Accounts payable and accrued other liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Accounts payable	$747,476	$901,244
Rental deposits	10,761	14,381
Customer deposits payable	53,570	46,089
Accrued wages & payroll liabilities	1,913	1,965
Property tax payable	-	2,770
VAT liability & sales tax payable	50,453	64,051
Pre-merger accrued other liabilities	65,948	65,948
Accrued interest	99,982	35,462
Accrued other liabilities	22,500	32,307
Total	$1,052,603	$1,164,217